COMMITMENT AND CONTINGENT LIABILITIES (Details)										1 Months Ended	3 Months Ended
	Mar. 06, 2015 USD ($) $ / shares	Feb. 07, 2015 USD ($) ft²	Dec. 06, 2013 USD ($) ft²	May. 28, 2013 USD ($) ft²	Jun. 01, 2012 USD ($)	May. 07, 2012 USD ($) ft²	Jan. 01, 2012 USD ($) ft²	Nov. 11, 2011 USD ($)	Feb. 01, 2011 USD ($) ft²	Feb. 28, 2013	Mar. 31, 2015 USD ($)	Sep. 03, 2014	Oct. 17, 2008 ft²
Building [Member] | Monthly Expense, Year 1 [Member]
COMMITMENT AND CONTINGENT LIABILITIES (Details) [Line Items]
Operating Leases, Rent Expense, Minimum Rentals						$ 8,333
Building [Member] | Monthly Expense, Year 2 [Member]
COMMITMENT AND CONTINGENT LIABILITIES (Details) [Line Items]
Operating Leases, Rent Expense, Minimum Rentals						8,417
Building [Member] | Monthly Expense, Year 3 [Member]
COMMITMENT AND CONTINGENT LIABILITIES (Details) [Line Items]
Operating Leases, Rent Expense, Minimum Rentals						$ 8,500
Building [Member]
COMMITMENT AND CONTINGENT LIABILITIES (Details) [Line Items]
Area of Real Estate Property (in Square Feet) | ft²						18,700	2,500						4,000
Lessee Leasing Arrangements, Operating Leases, Term of Contract							3 years	3 years		2 years
Operating Leases, Rent Expense, Minimum Rentals							$ 3,500	$ 54,000
Description of Lessee Leasing Arrangements, Operating Leases							The lease is continuing past the end of the term on the same basis with a 60 day notice of termination.
Other Machinery and Equipment [Member] | Monthly Expense, Year 1 [Member] | Renewal Terms [Member]
COMMITMENT AND CONTINGENT LIABILITIES (Details) [Line Items]
Operating Leases, Rent Expense, Minimum Rentals									$ 28,000
Other Machinery and Equipment [Member] | Monthly Expense Year Five [Member] | Renewal Terms [Member]
COMMITMENT AND CONTINGENT LIABILITIES (Details) [Line Items]
Operating Leases, Rent Expense, Minimum Rentals									$ 31,000
Other Machinery and Equipment [Member] | Renewal Terms [Member]
COMMITMENT AND CONTINGENT LIABILITIES (Details) [Line Items]
Lessee Leasing Arrangements, Operating Leases, Term of Contract									5 years
Other Machinery and Equipment [Member] | Monthly Expense, Year 1 [Member]
COMMITMENT AND CONTINGENT LIABILITIES (Details) [Line Items]
Operating Leases, Rent Expense, Minimum Rentals		$ 6,424	$ 9,500	$ 12,866
Other Machinery and Equipment [Member] | Monthly Expense, Year 2 [Member]
COMMITMENT AND CONTINGENT LIABILITIES (Details) [Line Items]
Operating Leases, Rent Expense, Minimum Rentals				$ 13,252
Other Machinery and Equipment [Member] | Monthly Expense Year Five [Member]
COMMITMENT AND CONTINGENT LIABILITIES (Details) [Line Items]
Operating Leases, Rent Expense, Minimum Rentals			$ 10,692
Other Machinery and Equipment [Member] | Monthly Expense Years 2 Through 6 [Member]
COMMITMENT AND CONTINGENT LIABILITIES (Details) [Line Items]
Operating Leases, Rent Expense, Minimum Rentals		$ 7,227
Other Machinery and Equipment [Member]
COMMITMENT AND CONTINGENT LIABILITIES (Details) [Line Items]
Area of Real Estate Property (in Square Feet) | ft²		9,700	7,500	9,800					28,000
Lessee Leasing Arrangements, Operating Leases, Term of Contract		6 years	5 years	37 months					5 years
Operating Leases, Rent Expense, Minimum Rentals									$ 24,000
Operating Leases, Future Minimum Payments, Due in Five Years									$ 27,012
Complaint by Monolith Ventures, Ltd. [Member]
COMMITMENT AND CONTINGENT LIABILITIES (Details) [Line Items]
Litigation Settlement, Amount	$ 3,000,000
Shares Issued, Price Per Share (in Dollars per share) | $ / shares	$ 0.9646
Equity Method Investment, Ownership Percentage												24.00%
Class Action Complaint [Member]
COMMITMENT AND CONTINGENT LIABILITIES (Details) [Line Items]
Loss Contingency, Accrual, Current					$ 400,000
Loss Contingency, Name of Plaintiff					nine persons, on behalf of themselves and others similarly situated, filed a Collective and Class Action Complaint in the New York Federal District Court, Southern District, against Late Night Express Courier Services, Inc. (FL) (“LNE”) and The Fresh Diet Inc. (“The Fresh Diet”) and certain individuals
Loss Contingency, Lawsuit Filing Date					October 26, 2012
Loss Contingency, Actions Taken by Court, Arbitrator or Mediator					In an opinion dated September 29, 2014 (“Opinion”), the District Court Judge denied the Plaintiffs’ motion for Summary Judgment which sought a holding that all the Plaintiffs were employees of Defendants, as was Defendants’ cross-motion for Summary Judgment seeking a holding that Plaintiffs were independent contractors, the Court finding that there were questions of fact that could not be resolved on motions.
Business Combination, Assets and Liabilities Arising from Contingencies, Description											the Company is contingently liable for certain performance-based payments over the twenty-four months following the acquisition date
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High											$ 225,000
Payments of Merger Related Costs, Financing Activities											26,250
Business Combination, Contingent Consideration, Liability, Current											146,250
Loss Contingency, Accrual, Current											$ 400,000